Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2022
Office Equipment [Member] | Maximum [Member]
Statement [Line Items]
Useful lives of plant and equipment	5 years
Office Equipment [Member] | Minimum [Member]
Statement [Line Items]
Useful lives of plant and equipment	3 years
Right Of use Assets [Member] | Maximum [Member]
Statement [Line Items]
Useful lives of plant and equipment	50 years
Right Of use Assets [Member] | Minimum [Member]
Statement [Line Items]
Useful lives of plant and equipment	4 years
Processing Plant [Member] | Maximum [Member]
Statement [Line Items]
Useful lives of plant and equipment	30 years
Processing Plant [Member] | Minimum [Member]
Statement [Line Items]
Useful lives of plant and equipment	1 year
Exploration And Evaluation Equipment [Member] | Maximum [Member]
Statement [Line Items]
Useful lives of plant and equipment	5 years
Exploration And Evaluation Equipment [Member] | Minimum [Member]
Statement [Line Items]
Useful lives of plant and equipment	3 years
Vehicles [Member] | Maximum [Member]
Statement [Line Items]
Useful lives of plant and equipment	10 years
Vehicles [Member] | Minimum [Member]
Statement [Line Items]
Useful lives of plant and equipment	5 years